Segment Reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Results of Operations
Revenue	$ 4,278,729	$ 3,590,217	$ 1,662,406
Operating expenses	3,894,688	1,575,069	983,783
Other income (expenses)	374,877	163,150	139,046
Earnings (loss) before tax	758,918	2,178,298	817,669
Taxes	633,614	464,327	164,817
Net income	125,304	1,713,971	652,852
Income (loss) attributable to Dragon Victory	193,131	1,713,971	$ 652,852
Financial Position
Current assets	11,793,067	4,053,597
Non-current assets	1,224,631
Total assets	13,017,698	4,212,535
Current liabilities	2,024,205	1,190,962
Non-current liabilities
Total liabilities	2,024,205	$ 1,190,962
Net assets	10,993,493
Longyun [Member]
Results of Operations
Revenue	4,271,966
Operating expenses	2,105,441
Other income (expenses)	248,655
Earnings (loss) before tax	2,415,180
Taxes	633,614
Net income	1,781,566
Income (loss) attributable to Dragon Victory	1,781,566
Financial Position
Current assets	11,096,311
Non-current assets	2,218,191
Total assets	13,314,502
Current liabilities	4,993,098
Non-current liabilities
Total liabilities	4,993,098
Net assets	8,321,404
Taikexi [Member]
Results of Operations
Revenue	6,763
Operating expenses	176,543
Other income (expenses)	211
Earnings (loss) before tax	(169,569)
Taxes
Net income	169,569
Income (loss) attributable to Dragon Victory	(101,742)
Financial Position
Current assets	828,844
Non-current assets	139,639
Total assets	968,483
Current liabilities	1,992
Non-current liabilities
Total liabilities	1,992
Net assets	966,491
Other [Member]
Results of Operations
Revenue
Operating expenses	1,612,704
Other income (expenses)	126,011
Earnings (loss) before tax	(1,486,693)
Taxes
Net income	(1,486,693)
Income (loss) attributable to Dragon Victory	(1,486,693)
Financial Position
Current assets	(132,088)
Non-current assets	(1,133,199)
Total assets	(1,265,287)
Current liabilities	(2,970,885)
Non-current liabilities
Total liabilities	(2,970,885)
Net assets	$ 1,705,598